SEGMENT INFORMATION - (Reconciliation of Assets from Segment to Consolidated) (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Total segment assets	$ 2,444,881,949
Elimination of intercompany investment balances	(434,903,268)
Total Assets	$ 2,009,978,681	$ 809,057,417